Shareholders' Equity (Information About Nonvested Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Options, beginning balance	799,690
Options, Granted	75,000
Options, Vested	(420,277)
Options, Forfeited	(86,910)
Options, ending balance	367,503
Weighted average fair value, beginning balance	$ 1.80
Weighted average grant- date fair value, Granted	$ 1.19
Weighted average grant- date fair value, Vested	$ 2.17
Weighted average grant- date fair value, Forfeited	$ 1.50
Weighted average fair value, ending balance	$ 1.32